Statement of Comprehensive Income/(Loss) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	$ 55,953,649	$ 39,602,868	$ 25,826,759
Electric power purchases	(31,875,655)	(20,820,281)	(11,989,634)
Subtotal	24,077,994	18,782,587	13,837,125
Transmission and distribution expenses	(10,912,722)	(9,247,065)	(13,263,857)
Gross gain	13,165,272	9,535,522	573,268
Selling expenses	(5,032,681)	(3,567,838)	(3,379,261)
Administrative expenses	(2,872,127)	(2,504,506)	(2,288,037)
Other operating expense, net	(1,320,810)	(1,102,692)	(913,015)
Gain from interest in joint ventures	1,602	10,052	6
Operating profit (loss) before income from provisional remedies, higer costs recognition and SE Resolution N° 32/15	3,941,256	2,370,538	(6,007,039)
Recognition of income - provisional remedies - MINEM Note 2016-04484723	0	0	2,074,170
Income recognition on account of the RTI - SEE Resolution N° 32/15	0	0	958,289
Higher cost recognition - SEE Resolution N° 250/13 and subsequent Notes	0	0	185,436
Operating profit (loss)	3,941,256	2,370,538	(2,789,144)
Financial income	671,783	453,804	384,593
Financial expenses	(4,976,719)	(2,570,256)	(2,589,227)
Other financial results	(1,965,320)	(168,468)	(87,303)
Net financial expense	(6,270,256)	(2,284,920)	(2,291,937)
Gain on net monetary position	8,503,862	5,505,073	5,469,122
Profit before taxes	6,174,862	5,590,691	388,041
Income tax	(1,877,396)	(510,056)	(147,270)
Profit for the year	4,297,466	5,080,635	240,771
Other comprehensive income: Items that will not be reclassified to profit or loss
Results related to benefit plans	(5,638)	22,219	14,404
Tax effect of actuarial loss profit on benefit plans	1,691	(7,216)	(5,041)
Total other comprehensive results	(3,947)	15,003	9,363
Comprehensive income for the year attributable to:
Owners of the parent	4,293,519	5,095,638	250,134
Comprehensive profit for the year	$ 4,293,519	$ 5,095,638	$ 250,134
Basic and diluted earnings profit per share:
Basic and diluted earnings profit per share	$ 4.83	$ 5.66	$ 0.27